SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2017	May 09, 2017	May 09, 2017	Nov. 30, 2015	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unpaid balance of the credit facility					$ 3,300
Additional amount paid							$ 5,000
Debt instrument, maturity date					May 15, 2020
Undertone [Member]
Debt Instrument [Line Items]
Repayments of debt						$ 1,580
Additional amount paid						$ 264
Covenant relief - minimum prepayment increment					$ 2,000
Covenent relief - maximum prepayment amount					4,000
Prepayment amount					8,000
Israeli Banks [Member]
Debt Instrument [Line Items]
Amount borrowed under credit facility	$ 12,500	$ 5,000
Debt instrument, face amount		$ 17,500	$ 17,500
Debt instrument, interest rate	3.50%	5.00%	5.00%
New secured credit agreement [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis			LIBOR
Debt instrument, basis spread on variable rate				5.50%
Unpaid balance of the credit facility				$ 35,000
Debt instrument, face amount				$ 50,000	$ 22,195
Frequency of payments					quarterly
Debt instrument, starting per quarter installment amount								$ 625
Debt instrument, per quarter installment amount from March 2018								$ 1,250
Debt issuance cost, deducted from the carrying amount of that debt in the consolidated balance sheets					$ 1,399